UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-07443

Name of Registrant:	VANGUARD WHITEHALL FUNDS

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2005

Item 1:	Schedule of Investments

Vanguard Selected Value Fund

Schedule of Investments
January 31, 2005
	Shares	Market Value (000)
COMMON STOCKS (96.3%)

Auto & Transportation (2.1%)
Genuine Parts Co.	1,189,100	$ 50,335

Consumer Discretionary (21.3%)
* Weight Watchers International, Inc.	1,693,800	79,372
The Stanley Works	1,395,800	66,384
May Department Stores Co.	1,952,600	66,193
Dollar General Corp.	3,170,800	64,082
Royal Caribbean Cruises, Ltd.	1,085,100	57,510
* Advance Auto Parts, Inc.	1,167,100	50,302
Family Dollar Stores, Inc.	1,480,100	49,509
Wendy's International, Inc.	1,202,200	47,150
* Service Corp. International	4,726,900	32,616

		513,118

Consumer Staples (12.3%)
UST, Inc.	1,545,700	78,305
Carolina Group	2,460,500	77,235
Reynolds American Inc.	897,700	72,193
* Dean Foods Co.	1,972,250	69,482

		297,215

Financial Services (27.0%)
* WellChoice Inc.	1,728,500	92,008
Willis Group Holdings Ltd.	1,868,400	72,270
People's Bank	1,887,450	69,892
American Financial Realty Trust REIT	4,318,800	64,998
The South Financial Group, Inc.	2,112,700	64,522
Radian Group, Inc.	1,270,900	60,927
TCF Financial Corp.	2,085,500	58,624
Equity Office Properties Trust REIT	1,778,900	49,774
Ryder System, Inc.	1,037,500	47,258
XL Capital Ltd. Class A	598,500	44,756
Axis Capital Holdings Ltd.	909,000	24,870

		649,899

Health Care (5.3%)
* Triad Hospitals, Inc.	1,764,300	71,789
Valeant Pharmaceuticals International	2,209,000	55,159

		126,948

Integrated Oils (3.1%)
Marathon Oil Corp.	1,911,400	74,029

Other Energy (4.0%)
Kerr-McGee Corp.	1,185,700	73,217
* Reliant Energy, Inc.	1,881,500	23,425

		96,642

Producer Durables (5.8%)
American Power Conversion Corp.	3,736,500	79,475
Goodrich Corp.	1,769,100	60,680

		140,155

Utilities (9.9%)
Entergy Corp.	873,100	60,698
Pinnacle West Capital Corp.	1,418,900	59,168
Xcel Energy, Inc.	2,660,200	48,389
FirstEnergy Corp.	1,000,500	39,780
CenterPoint Energy Inc.	2,703,300	30,412

		238,447

Other (5.5%)
Hillenbrand Industries, Inc.	1,024,800	55,677
Brunswick Corp.	864,300	39,862
ITT Industries, Inc.	422,100	36,001

		131,540

TOTAL COMMON STOCKS
(Cost $1,819,101)		2,318,328

TEMPORARY CASH INVESTMENT (6.1%)

Vanguard Market Liquidity Fund, 2.36%**
(Cost $148,456)	148,456,484	148,456

TOTAL INVESTMENTS (102.4%)
(Cost $1,967,557)		2,466,784

OTHER ASSETS AND LIABILITIES (-2.4%)		(58,953)

NET ASSETS (100%)		$2,407,831

*Non-income-producing security.
**Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT — Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At January 31, 2005, the cost of investment securities for tax purposes was $1,967,557,000. Net unrealized appreciation of investment securities for tax purposes was $499,227,000, consisting of unrealized gains of $505,817,000 on securities that had risen in value since their purchase and $6,590,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WHITEHALL FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	March 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WHITEHALL FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	March 16, 2005

VANGUARD WHITEHALL FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	March 16, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.